UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2005

Check here if Amendment [   ];      Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Peter Hwang Fang
Address:


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter H. Fang
Title:            Owner
Phone:            (925) 283-5581

Signature, Place, and Date of Signing:

 /s/Peter H. Fang          Lafayette, California            02/15/2006
 ----------------          ---------------------            ----------
 [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                         0
                                                --------------------------------

Form 13F Information Table Entry Total:                                   18
                                                --------------------------------

Form 13F Information Table Value Total:                     $        140,156
                                                --------------------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.       13F File Number                  Name
---       ---------------                  ----

         NONE

                                          Peter Hweang Fang
                                              FORM 13F
                                               Public
                                             12/31/2005

                               TITLE                      VALUE     SHARES/       SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP    (X$1,000)   PRN AMT       PRN  CALL  DSCRETN  MANAGERS SOLE  SHARED    NONE
---------------------       ----------       ---------- ----------  --------      ---- ----- -------- -------- ----- ------  -------
American Express Company    COM            025816 10 9    1,349       26,207      SH
Anadarko Petroleum Corp     COM            032511 10 7    3,790       40,000      SH
Apple Computer Inc.         COM            037833 10 0   38,363      533,626      SH           SOLE           533,626
Berkshire Hathaway Inc      CLB            084670 20 7   21,635        7,370      SH           SOLE             7,370
Berkshire Hathaway Inc - DelCLA            084670 10 8   13,293          150      SH           SOLE               150
Costco Wholsale Corp - New  COM            22160K 10 5    1,484       30,000      SH           SOLE            30,000
Citigroup Inc               COM            172967 10 1    1,137       23,416      SH           SOLE            23,416
Cavalier Homes, Inc         COM            149507 10 5    2,054      320,000      SH           SOLE           320,000
Champion Enterprises Inc    COM            158496 10 9    1,362      100,000      SH           SOLE           100,000
Daily Journal Corp          COM            233912 10 4      367        8,100      SH           SOLE             8,100
Johnson & Johnson           COM            478160 10 4    3,606       60,000      SH           SOLE            60,000
Moodys Corp                 COM            615369 10 5    1,229       20,000      SH           SOLE            20,000
McGrath Rentcorp            COM            580589 10 9   11,676      419,978      SH           SOLE           419,978
Mercuryt General Corp New   COM            589400 10 0    8,733      150,000      SH           SOLE           150,000
Nobility Homes Inc          COM            654892 10 8       68        2,500      SH           SOLE             2,500
Palm Harbor Homes Inc       COM            696639 10 3    1,880      100,000      SH           SOLE           100,000
Pfizer Inc                  COM            717081 10 3    2,332      100,000      SH           SOLE           100,000
Wesco Financial Corp        COM            950817 10 6   25,798       67,006      SH           SOLE            67,006

             REPORT SUMMARY             18 Records      140,156    2,008,353